TAXATION (Tables)	6 Months Ended
Jun. 30, 2022
TAXATION
Schedule of components of loss before tax

	For the six months ended June 30,
	2021	2022
	RMB	RMB
(Loss)/income from PRC entities	(40,300)	177,153
Loss from overseas entities	(1,550,012)	(82,709)
Total (loss)/income before income tax	(1,590,312)	94,444

Schedule of components of income tax expenses

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Current income tax expense	—	14,123

Schedule of reconciliation between the PRC statutory income tax rate and effective income tax rate

	For the six months ended June 30,
	2021	2022
	RMB	RMB
PRC statutory income tax rate	25.00%	25.00%
Tax rate difference from statutory rate in other jurisdictions(1)	(23.84)%	5.83%
Permanent difference(2)	0.46%	(6.53)%
Effect of preferential tax rates	(0.41)%	(17.76)%
Changes in valuation allowance	(7.72)%	10.57%
Others	6.51%	(2.16)%
Effective tax rate	—	14.95%
(1)	The tax rate difference for the six months ended June 30, 2021 was mainly attributed to net loss of the Company, which is located in the Cayman Islands and exempted from income tax.
(2)	The permanent difference was primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.

Summary of net deferred tax assets

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Net operating loss carry-forwards	70,985	82,028
Deductible advertising expenses	262,801	262,797
Others	1,062	—
Total deferred tax assets	334,848	344,825
Less: valuation allowance	(334,848)	(344,825)
Total deferred tax assets, net of valuation allowance	—	—

Schedule of movements of valuation allowance

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Balance at beginning of the year/period	250,032	334,848
Additions	84,816	9,977
Balance at end of the year/period	334,848	344,825